Borrowings - Disclosure of Detailed Information About Borrowings (Details) - NZD ($) $ in Thousands	Jul. 31, 2019	Jan. 31, 2019
Borrowings - Disclosure Of Detailed Information About Borrowings
Bank loans	$ 20,000	$ 20,000
Debt issuance costs in relation to bank loan		(270)
Convertible notes	4,681
Other loan	1,294	1,237
Current borrowings and current portion of non-current borrowings	$ 25,975	$ 20,967